Capital Stock and Long-term Retention Plan (Tables)	12 Months Ended
Dec. 31, 2023
Capital Stock and Long-term Retention Plan
Schedule of shares of capital stock and CPOs

At December 31, 2023, shares of capital stock and CPOs consisted of (in millions):

		Repurchased	Held by a
	Authorized and	by the	Company’s
	Issued (1)	Company (2)	Trust (3)	Outstanding
Series “A” Shares	119,301.6	(687.5)	(5,172.4)	113,441.7
Series “B” Shares	55,487.3	(605.0)	(4,536.9)	50,345.4
Series “D” Shares	84,525.2	(962.5)	(3,468.0)	80,094.7
Series “L” Shares	84,525.2	(962.5)	(3,468.0)	80,094.7
Total	343,839.3	(3,217.5)	(16,645.3)	323,976.5

Shares in the form of CPOs	282,555.0	(3,217.5)	(11,593.0)	267,744.5
Shares not in the form of CPOs	61,284.3	—	(5,052.3)	56,232.0
Total	343,839.3	(3,217.5)	(16,645.3)	323,976.5
CPOs	2,415.0	(27.5)	(99.1)	2,288.4

(1)	As of December 31, 2023, the authorized and issued capital stock amounted to Ps.4,722,776 (nominal Ps.2,366,461).
(2)	In connection with a share repurchase program that was approved by the Company’s stockholders and is exercised at the discretion of management. During the year ended December 31, 2023, the Company repurchased 8,154.9 million shares, in the form of 69.7 million CPOs, in the amount of Ps.1,197,082, in connection with a share repurchase program that was approved by the Company’s stockholders. In April 2023, the Company´s stockholders approved the cancellation in May 2023 of 8,294.7 million shares of the Company’s capital stock in the form of 70.9 million CPOs, which were repurchased by the Company in 2022 and 2023.
(3)	Primarily, in connection with the Company’s LTRP described below.

Schedule of reconciliation of the number of shares and CPOs outstanding

A reconciliation of the number of shares and CPOs outstanding for the years ended December 31, 2023 and 2022, is presented as follows (in millions):

	Series “A”	Series “B”	Series “D”	Series “L”	Shares	CPOs
	Shares	Shares	Shares	Shares	Outstanding	Outstanding
As of January 1, 2022	114,085.0	51,463.5	81,873.7	81,873.7	329,295.9	2,339.2
Acquired (1)	(717.4)	(631.3)	(1,004.3)	(1,004.3)	(3,357.3)	(28.7)
Forfeited (2)	(155.5)	(136.9)	(217.8)	(217.8)	(728.0)	(6.2)
Acquired (2)	(598.0)	(526.3)	(837.3)	(837.3)	(2,798.9)	(23.9)
Released (2)	2,136.1	1,480.7	2,355.6	2,355.6	8,328.0	67.3
As of December 31, 2022	114,750.2	51,649.7	82,169.9	82,169.9	330,739.7	2,347.7
Acquired (1)	(1,742.5)	(1,533.4)	(2,439.5)	(2,439.5)	(8,154.9)	(69.7)
Forfeited (2)	(139.4)	(122.7)	(195.2)	(195.2)	(652.5)	(5.6)
Acquired (2)	(316.9)	(278.9)	(443.6)	(443.6)	(1,483.0)	(12.7)
Released (2)	890.3	630.7	1,003.1	1,003.1	3,527.2	28.7
As of December 31, 2023	113,441.7	50,345.4	80,094.7	80,094.7	323,976.5	2,288.4

(1)	Repurchased or cancelled by the Company in connection with a share repurchase program.
(2)	Acquired, released, cancelled or forfeited by a Company’s trust in connection with the Company’s Long-Term Retention Plan described below.

Schedule of arrangements and weighted-average assumptions

	Long-Term Retention Plan
Arrangements:
Year of grant	2019	2020	2021	2022	2023
Number of CPOs or CPOs equivalent granted	72,558	39,200	38,800	27,500	11,600
Contractual life	2.67 years	3.00 years	3.00 years	3.00 years	3.00 years

Assumptions:
Dividend yield	0.82%	1.38%	0.94%	0.92%	2.5%
Expected volatility (1)	30.47%	35.13%	43.74%	45.75%	45.51%
Risk-free interest rate	6.88%	5.74%	5.51%	9.17%	9.05%
Expected average life of awards	2.67 years	3.00 years	3.00 years	3.00 years	3.00 years

(1)	Volatility was determined by reference to historically observed prices of the Company’s CPOs.

Summary of the stock awards for employees

A summary of the stock conditionally sold to employees under the LTRP as of December 31, 2023 and 2022, is presented below (in Mexican pesos and thousands of CPOs):

	2023		2022
	CPOs or CPOs	Weighted-Average	CPOs or CPOs	Weighted-Average
	Equivalent	Exercise Price	Equivalent	Exercise Price
Long-Term Retention Plan:
Outstanding at beginning of year	170,731	30.68	176,858	31.22
Conditionally sold	11,600	9.38	27,500	10.00
Paid by employees	(1,795)	1.60	(15,047)	30.10
Forfeited	(3,638)	70.14	(18,580)	70.14
Outstanding at end of year	176,898	23.72	170,731	30.68
To be paid by employees at end of year	107,822	33.05	83,985	44.79